Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Post employment benefits
Defined contribution plans	€ 180	€ 166	€ 178
Defined benefit plans	46	57	44
Total amount charged to income statement (note 24)	€ 226	€ 223	€ 222